GENERAL BUSINESS DESCRIPTION (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
General business description
Number of operating segments	5
EEP
GENERAL BUSINESS DESCRIPTION
Ownership interest (as a percent)	21.80%
Sponsored Investments | Alliance Pipeline Canada joint venture
GENERAL BUSINESS DESCRIPTION
Interest (as a percent)	50.00%
Sponsored Investments | The fund
GENERAL BUSINESS DESCRIPTION
Economic interest (as a percent)	67.70%	69.20%
Sponsored Investments | United States segment of the Alberta Clipper Project
GENERAL BUSINESS DESCRIPTION
Percentage of investment	66.70%	66.70%
Sponsored Investments | EEP
GENERAL BUSINESS DESCRIPTION
Ownership interest (as a percent)	21.80%	23.00%